Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A | Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	8.42%	9.60%	(8.91%)	10.09%	7.21%	13.69%
Class A | Moderately Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	11.02%	12.82%	(9.81%)	11.75%	9.22%	16.62%
Class A | Moderate Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	11.05%	13.04%	(10.61%)	13.17%	9.59%	16.98%
Class A | Moderately Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	11.26%	13.36%	(10.74%)	13.77%	9.11%	17.75%
Class A | Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	12.21%	14.91%	(11.39%)	14.69%	9.34%	18.32%
Class A | U.S. Government Money Market Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	2.40%	3.55%	0.59%	0.02%	0.01%	0.53%	0.50%	0.03%	0.01%	0.01%
Class A | Investment Quality Bond Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	0.39%	2.49%	(2.82%)	(2.07%)	2.85%	3.37%	(0.94%)	0.31%	1.39%	(0.54%)
Class A | Large Capitalization Value Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	6.59%	19.81%	(7.39%)	28.70%	7.53%	40.31%	(17.90%)	8.24%	8.72%	(7.15%)
Class A | Large Capitalization Growth Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	40.46%	38.11%	(28.99%)	31.72%	28.21%	25.98%	(0.90%)	29.85%	(0.43%)	9.59%
Class A | Mid Capitalization Portfolio - Class A
Prospectus [Line Items]
Annual Return [Percent]	17.44%	15.51%	(11.90%)	19.86%	9.73%	29.93%	(17.06%)	12.94%	4.84%	(4.06%)
Class A | Small Capitalization Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	10.49%	14.72%	(17.76%)	23.93%	25.43%	23.11%	(16.71%)	15.21%	12.72%	(10.09%)
Class A | International Equity Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	4.91%	14.22%	(22.17%)	18.90%	5.45%	19.38%	(24.19%)	18.19%	(0.10%)	(6.26%)
Class A | Health & Biotechnology Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	0.27%	(0.36%)	2.03%	16.69%	3.62%	16.19%	(5.47%)	11.95%	(1.96%)	6.91%
Class A | Technology & Communications Portfolio Class A
Prospectus [Line Items]
Annual Return [Percent]	20.09%	44.99%	(31.79%)	16.33%	26.85%	32.40%	0.02%	27.78%	16.60%	5.02%
Class C | Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	7.58%	8.83%	(9.62%)	9.35%	6.29%	13.55%
Class C | Moderately Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	9.88%	11.77%	(10.67%)	10.60%	8.03%	16.05%
Class C | Moderate Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	10.16%	12.22%	(11.26%)	12.30%	8.81%	16.38%
Class C | Moderately Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	10.44%	12.56%	(11.44%)	12.83%	8.26%	17.32%
Class C | Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	11.39%	14.02%	(12.23%)	13.69%	8.50%	18.02%
Class C | U.S. Government Money Market Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	1.79%	2.93%	0.69%	0.02%	0.01%	0.12%	0.32%	0.03%	0.01%	0.01%
Class C | Investment Quality Bond Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	(0.31%)	1.85%	(3.54%)	(2.70%)	2.36%	2.82%	(1.26%)	0.02%	1.15%	(0.89%)
Class C | Large Capitalization Value Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	5.91%	19.09%	(7.94%)	27.93%	6.86%	39.52%	(18.41%)	7.60%	8.06%	(7.72%)
Class C | Large Capitalization Growth Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	39.45%	37.34%	(29.41%)	31.01%	27.39%	25.27%	(1.58%)	29.07%	(0.98%)	8.99%
Class C | Mid Capitalization Portfolio - Class C
Prospectus [Line Items]
Annual Return [Percent]	16.69%	14.85%	(12.51%)	19.28%	9.10%	29.06%	(17.57%)	12.25%	4.25%	(4.67%)
Class C | Small Capitalization Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	9.63%	14.77%	(18.37%)	23.01%	24.90%	22.06%	(17.00%)	14.43%	12.13%	(10.51%)
Class C | International Equity Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	4.23%	13.63%	(22.60%)	18.10%	4.82%	18.75%	(24.72%)	17.39%	(0.58%)	(6.86%)
Class C | Health & Biotechnology Porfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	(0.30%)	(0.94%)	1.41%	16.00%	3.03%	15.43%	(5.98%)	11.25%	(2.50%)	6.25%
Class C | Technology & Communications Portfolio Class C
Prospectus [Line Items]
Annual Return [Percent]	19.26%	44.25%	(32.15%)	15.61%	26.07%	31.62%	(0.56%)	26.94%	15.87%	4.47%
Class I | Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	8.77%	9.87%	(8.76%)	10.45%	7.46%	14.08%
Class I | Moderately Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	11.02%	12.82%	(9.81%)	11.75%	9.22%	16.61%
Class I | Moderate Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	11.37%	13.26%	(10.36%)	13.43%	9.84%	17.03%
Class I | Moderately Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	11.54%	13.64%	(10.54%)	14.01%	9.36%	17.86%
Class I | Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	12.49%	15.16%	(11.34%)	14.83%	9.53%	18.69%
Class I | U.S. Government Money Market Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	2.80%	3.94%	0.72%	0.02%	0.05%	0.88%	0.62%	0.03%	0.01%	0.01%
Class I | Investment Quality Bond Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	0.77%	2.90%	(2.51%)	(1.74%)	3.37%	3.84%	(0.72%)	0.68%	1.70%	(0.18%)
Class I | Large Capitalization Value Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	6.99%	20.28%	(7.01%)	29.21%	8.01%	40.86%	(17.55%)	8.66%	9.16%	(6.80%)
Class I | Large Capitalization Growth Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	40.99%	38.71%	(28.73%)	32.26%	28.70%	26.52%	(0.52%)	30.35%	0.01%	10.05%
Class I | Mid Capitalization Portfolio - Class I
Prospectus [Line Items]
Annual Return [Percent]	17.86%	16.05%	(11.60%)	20.42%	10.22%	30.38%	(16.72%)	13.31%	5.32%	(3.68%)
Class I | Small Capitalization Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	10.86%	15.16%	(17.45%)	24.52%	25.37%	23.71%	(16.31%)	15.58%	13.13%	(9.67%)
Class I | International Equity Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	5.25%	14.79%	(21.85%)	19.33%	5.88%	19.76%	(23.90%)	18.63%	0.42%	(5.96%)
Class I | Health & Biotechnology Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	0.71%	0.03%	2.44%	17.16%	4.02%	16.62%	(5.03%)	12.37%	(1.54%)	7.30%
Class I | Technology & Communications Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	20.55%	45.65%	(31.49%)	16.76%	27.36%	32.91%	0.45%	28.22%	17.10%	5.42%